Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
State NOLs	$ (1,192,605)	$ (501,277)
Foreign NOLs	315,927
Valuation allowance	$ 11,200,000	3,200,000
Income tax percentage	50.00%
Unrecognized tax benefits	$ 17,010	$ 17,010
Operating Income (Loss) [Member]
Income Taxes [Line Items]
Federal income tax	27,900,000
Foreign income tax	18,000,000
State income tax	23,800,000
Federal NOL and state NOLs	$ 16,800,000
Taxable income	80.00%
State NOLs	$ 6,800,000
Foreign NOLs	$ 15,100,000